Participations in Group Companies	12 Months Ended
Dec. 31, 2020
Group Companies
Participations in Group Companies

Note 24 Group Companies

		Country of	% Equity	% Equity
Company	Principal Activities	Incorporation	Interest 2020	Interest 2019
Parent Company
Calliditas Therapeutics AB	Research and development of pharmaceuticals	Sweden	0	—

Subsidiaries
Nefecon AB	Administration of incentive programs issued by the Parent Company	Sweden	100%	100%
Calliditas Therapeutics Inc	Pre-commercialization activities in the United States	United States	100%	100%
Genkyotex SA	Research and development of pharmaceuticals	France	86,2%	—
Genkyotex Suisse SA	Research and development of pharmaceuticals	Switzerland	0	—

The former subsidiary Pharmalink Oncology AS ceased through voluntary liquidation, as no operations were conducted for the year ended December 31, 2020. For further information on the business combination of Genkyotex SA, see Note 15 Business Combinations.

Parent Company
Group Companies
Participations in Group Companies

Note 14 Participations in Group Companies

	December 31,
	2020	2019
Cost at opening balance	5,371	5,924
Acquisition for the year	295,158	1
Shareholders’ contributions	0	350
Liquidation	(1,531)	—
Reclassification by merger	0	(904)
Cost at closing balance	298,998	5,371

Impairment at opening balance	(5,270)	(2,435)
Reversal of write-downs	1,531	—
Impairment for the year	0	(3,739)
Reclassification by merger	0	904
Impairment at closing balance	(3,739)	(5,270)

Net book value	295,259	101

Acquisition for the year

See Note 15 Business Combinations in the Group for further information on this year's acquisition, which refers to the business combination of Genkyotex SA.

	December 31,
Company / Corporate Registration Number / Registered office	2020	2019
Nefecon AB, 556604-9069, Stockholm
Share of equity	100%	100%
Share of voting power	100%	100%
Number of participation rights	1,000	1,000
Net book value	100	100

Calliditas Therapeutics Inc., 83-4094951, USA
Share of equity	100%	100%
Share of voting power	100%	100%
Number of participation rights	1,000	1,000
Net book value	1	1

Genkyotex SA, 439 489 022, France
Share of equity	86%	—
Share of voting power	86%	—
Number of participation rights	10,121,676	—
Net book value	295,158	—

For the year ended December 31, 2020, Pharmalink Oncology AS ceased through voluntary liquidation. Calliditas has also aquired a controlling interest in Genkyotex SA. For further information on the business combination, see Note 15 Business Combinations in the Group.